Lease obligation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [abstract]
Schedule of Lease Obligation

Amount
$

Balance – December 31, 2018	1,398

Repayment of lease obligation	(239)

Accreted interest	149

Balance – December 31, 2019	1,308

Additions	155

Repayment of lease obligation	(252)

Accreted interest	146

Balance – December 31, 2020	1,357

Less: Current portion	139

Non-current portion	1,218